UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Gregg Picillo   Boston, MA     May 27, 2009

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      $466(thousands)

List of Other Included Managers:

{None}
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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
Air Products & Chemicals Inc.	COM	009158106	23	405	SH	Sole
Aptargroup, Inc	COM	038336103	5	160	SH	Sole
Automatic Data Processing Inc.	COM	053015103	19	550	SH	Sole
B & G Foods Inc.	COM	05508R205	10	870	SH	Sole
Bemis Co. Inc.	COM	081437105	12	570	SH	Sole
Brady Corp.	PFD	104674106	3	175	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	12	340	SH	Sole
Colgate-Palmolive Co.	COM	194162103	22	370	SH	Sole
Ecolab, Inc.	COM	278865100	4	110	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	10	450	SH	Sole
Euronet Worldwide, Inc.	COM	298736109	8	610	SH	Sole
Exxon Mobil Corp.	COM	30231G102	18	270	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	7	540	SH	Sole
Fiserv Inc.	COM	337738108	24	655	SH	Sole
General Mills Inc.	COM	370334104	19	380	SH	Sole
Graco, Inc.	COM	384109104	16	950	SH	Sole
Grainger, WW Inc.	COM	384802104	21	300	SH	Sole
Hormel Foods Corp.	COM	440452100	19	605	SH	Sole
Jacob Engineering Group	COM	469814107	4	110	SH	Sole
Johnson & Johnson	COM	478160104	19	370	SH	Sole
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	12	260	SH	Sole
Logitech International SA	COM	H50430232	12	1130	SH	Sole
Marathon Oil Corp.	COM	565849106	16	590	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	4	75	SH	Sole
Norfolk & Southern Corp.	COM	655844108	16	485	SH	Sole
Omnicom Group	COM	681919106	10	430	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	10	250	SH	Sole
Patriot Coal Corp.	COM	70336T104	3	940	SH	Sole
Peabody Energy Corp.	COM	704549104	15	600	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	6	570	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	11	300	SH	Sole
Praxair, Inc.	COM	74005P104	23	335	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	14	510	SH	Sole
State Street Corp.	COM	857477103	9	290	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	15	300	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	13	430	SH	Sole